Noncontrolling Interests - Schedule of Noncontrolling Interests (Parenthetical) (Details) - Yunding	Jul. 31, 2017
Minority Interest [Line Items]
Percentage of equity interests acquired	22.00%
Ownership equity interest acquired	57.00%